RESTRUCTURING AND OTHER CHARGES - Schedule of Restructuring and Other Charges (Details) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Restructuring Cost and Reserve [Line Items]
Restructuring and other charges	$ 147	$ 113	$ 443	$ 314	$ 506
Cost of equipment and services
Restructuring Cost and Reserve [Line Items]
Restructuring and other charges	104	32	147	192	369
Selling, general, and administrative expenses
Restructuring Cost and Reserve [Line Items]
Restructuring and other charges	42	80	296	122	137
Operating segments | Power
Restructuring Cost and Reserve [Line Items]
Restructuring and other charges	48	21	124	141	337
Operating segments | Wind
Restructuring Cost and Reserve [Line Items]
Restructuring and other charges	89	52	232	156	40
Operating segments | Electrification
Restructuring Cost and Reserve [Line Items]
Restructuring and other charges	10	30	54	1	116
Other
Restructuring Cost and Reserve [Line Items]
Restructuring and other charges	0	11	33	16	13
Workforce reductions
Restructuring Cost and Reserve [Line Items]
Restructuring and other charges	76	45	224	119	473
Plant closures and associated costs and other asset write-downs
Restructuring Cost and Reserve [Line Items]
Restructuring and other charges	66	57	173	166	80
Acquisition/disposition net charges and other
Restructuring Cost and Reserve [Line Items]
Restructuring and other charges	5	10	46	29	(47)
Non-cash asset impairment, accelerated depreciation and other charges
Restructuring Cost and Reserve [Line Items]
Restructuring and other charges	$ 68	$ 66	$ 227	$ 203	$ 56